JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND

601 Congress Street

Boston, MA 02210

December 13, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock California Tax-Free Income Fund (the “Trust”), on behalf of:

John Hancock California Tax-Free Income Fund (the “Fund”)

File Nos. 033-31675; 811-05979

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the "1933 Act"); and (2) the Investment Company Act of 1940, as amended (the "1940 Act"), is Post-Effective Amendment No. 49 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 52 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register new Class I shares of the Fund. No fees are required in connection with this filing.

If you have any questions or comments concerning the foregoing, please call me at (617) 663-4311.

Sincerely,

/s/ Thomas Dee
Thomas Dee, Esq.
Assistant Secretary of the Trust